Cover	Jan. 13, 2022
Document Information Line Items
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 13, 2022
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address Address Line 1	123 Justison Street
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
Local Phone Number	283-8000
City Area Code	302
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Senior Notes [Member]
Document Information Line Items
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ